Share Option Plan (Share-based Compensation of Eyedentity) (Narrative) (Details) (Eyedentity [Member], Stock Options [Member])	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2012 CNY	Dec. 31, 2012 KRW
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted in period	95,000	95,000	95,000
Contractual term (in years)	5 years
Award vesting period	3 years
Weighted average grant-date fair value of options granted			55,403
Share-based compensation expense		7,000,000
Unrecognized compensation cost of stock options		16,600,000	2,832,000,000
Weighted average period, unrecognized compensation cost to be recognized over		2 years 1 month 6 days	2 years 1 month 6 days